Risks (Tables)	6 Months Ended
Jun. 30, 2019
Risks and Uncertainties [Abstract]
Schedule of industry concentration risk
	Loan receivable as of June 30, 2019	Interest income for the six months ended June 30, 2019
Tire supply chain financing	$81,171,725	$-
Trade and service	$53,712,617	$1,174
Construction and decoration	$48,013,631	$1,553,786

	Percentage	Percentage
Tire supply chain financing	39.4%	0%
Trade and service	26.1%	0%
Construction and decoration	23.3%	59.1%

	Loan receivable as of December 31, 2018	Interest income for the year ended December 31, 2018
Tire supply chain financing	$79,604,804	$-
Trade and service	$55,090,515	$156,126
Construction and decoration	$50,889,845	$7,455

	Percentage	Percentage
Tire supply chain financing	35.9%	0%
Trade and service	24.9%	59.2%
Construction and decoration	23.0%	2.8%